Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Trade And Other Payables [Abstract]
Trade payables	$ 1,751	$ 1,025
Accruals	3,015	1,929
Indirect taxes	265	251
Deferred income	1,383
Other payables	179	86
Trade and other payables	$ 6,593	$ 3,291